Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
November 30, 2022
BAN-NPRT3-0123
1.810667.118
Common Stocks - 99.3%
	Shares	Value ($)
Banks - 88.8%
Diversified Banks - 32.6%
Bank of America Corp.	863,376	32,678,782
Citigroup, Inc.	440,600	21,329,446
JPMorgan Chase & Co.	215,800	29,819,244
U.S. Bancorp	622,400	28,250,736
Wells Fargo & Co.	821,992	39,414,515
		151,492,723
Regional Banks - 56.2%
1st Source Corp.	109,281	6,239,945
American National Bankshares, Inc.	140,386	5,414,688
Associated Banc-Corp.	517,500	12,730,500
Bank OZK	110,400	5,094,960
BankUnited, Inc.	102,169	3,751,646
BOK Financial Corp.	110,900	11,612,339
Cadence Bank	352,939	10,178,761
Comerica, Inc.	126,400	9,067,936
Community Trust Bancorp, Inc.	119,776	5,738,468
ConnectOne Bancorp, Inc.	115,800	3,038,592
East West Bancorp, Inc.	182,000	12,778,220
Eastern Bankshares, Inc.	132,600	2,600,286
First Citizens Bancshares, Inc. (a)	10,900	8,899,414
First Hawaiian, Inc.	244,800	6,499,440
First Interstate Bancsystem, Inc.	317,534	13,850,833
Heartland Financial U.S.A., Inc.	205,300	10,016,587
Huntington Bancshares, Inc.	1,027,500	15,905,700
Independent Bank Group, Inc.	49,600	3,270,624
M&T Bank Corp.	111,760	19,001,435
Old National Bancorp, Indiana (a)	218,154	4,168,923
PacWest Bancorp	275,336	7,191,776
PNC Financial Services Group, Inc.	20,900	3,516,634
Popular, Inc.	148,100	10,814,262
Preferred Bank, Los Angeles	73,695	5,570,605
Sierra Bancorp	142,400	3,081,536
Signature Bank	51,590	7,196,805
Trico Bancshares	96,087	5,236,742
Truist Financial Corp.	429,800	20,118,938
UMB Financial Corp.	78,666	6,727,516
Univest Corp. of Pennsylvania	206,600	5,828,186
Wintrust Financial Corp.	100,900	9,225,287
Zions Bancorp NA	125,250	6,490,455
		260,858,039
TOTAL BANKS		412,350,762
Capital Markets - 2.2%
Asset Management & Custody Banks - 2.2%
Phoenix Vega Mezz PLC	330,200	13,614
State Street Corp.	128,200	10,213,694
		10,227,308
Consumer Finance - 2.0%
Consumer Finance - 2.0%
Capital One Financial Corp.	50,800	5,244,592
OneMain Holdings, Inc. (a)	106,800	4,203,648
		9,448,240
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Sunrisemezz Ltd. (b)	47,171	5,867
Thrifts & Mortgage Finance - 6.3%
Thrifts & Mortgage Finance - 6.3%
Essent Group Ltd.	308,229	12,356,901
NMI Holdings, Inc. (b)	483,102	10,401,186
Radian Group, Inc.	255,636	5,002,797
Southern Missouri Bancorp, Inc.	24,700	1,280,942
		29,041,826
TOTAL COMMON STOCKS (Cost $366,443,160)		461,074,003

Convertible Bonds - 0.5%
	Principal Amount (c)	Value ($)
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $2,312,102)	3,809,000	2,222,552

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	482,009	482,106
Fidelity Securities Lending Cash Central Fund 3.86% (d)(e)	13,607,389	13,608,750
TOTAL MONEY MARKET FUNDS (Cost $14,090,856)		14,090,856

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $382,846,118)	477,387,411
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(12,999,145)
NET ASSETS - 100.0%	464,388,266

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	70,784	57,732,690	57,321,368	9,555	-	-	482,106	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	39,878,125	254,692,166	280,961,541	14,171	-	-	13,608,750	0.0%
Total	39,948,909	312,424,856	338,282,909	23,726	-	-	14,090,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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